Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2025
Borrowed Funds
Schedule of Long-Term Advances
December 31,	2025	2024
FHLBB Long-Term Advances
FHLBB term advance, 0.00%, due November 12, 2025 (1)	$0	$300,000
FHLBB term advance, 0.00%, due November 13, 2028 (1)	800,000	800,000
FHLBB option advance, 4.54%, due May 15, 2026	10,000,000	10,000,000
FHLBB option advance, 4.74%, due May 26, 2026	5,000,000	5,000,000
FHLBB option advance, 3.89%, due February 01, 2027	0	5,000,000
FHLBB option advance, 4.27%, due June 07, 2027	10,000,000	10,000,000
FHLBB option advance, 3.66%, due March 26, 2027	5,000,000	0
FHLBB option advance, 3.51%, due March 27, 2028	5,000,000	0
FHLB term advance, 0.00%, due September 24, 2030	175,022	0
Total Long-Term Advances	$35,975,022	$31,100,000
December 31,	2025	2024
FRB BTFP Advances
FRB BTFP term advance, 4.83%, due January 17, 2025	$0	$41,500,000